Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Merrill Lynch Mortgage Investors Inc.
LITTON LOAN SERVICING LP,
June 25, 2006
June 01, 2006
May 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
07/20/2006 1:51 pm
C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Jul-06
Accrual Periods:
Begin End
Determination Date:
14-Jul-06
Libor Certificates 6/26/2006 7/24/2006
Record Date Libor Certificates:
24-Jul-06
Fixed Certificates, Class CE 6/1/2006 6/30/2006
Record Date P, CE, R, R-X Certificates:
30-Jun-06
Original
Beginning
Class Interest
Net WAC
Allocable
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
AV-1 $236,387,000.00 $233,623,504.96 $9,835,648.06 $1,009,204.87 $0.00 $10,844,852.93 $0.00 $0.00 $223,787,856.90
AV-2 $56,709,000.00 $56,709,000.00 $0.00 $247,255.18 $0.00 $247,255.18 $0.00 $0.00 $56,709,000.00
AV-3 $74,651,000.00 $74,651,000.00 $0.00 $329,091.68 $0.00 $329,091.68 $0.00 $0.00 $74,651,000.00
AV-4 $44,079,000.00 $44,079,000.00 $0.00 $197,513.71 $0.00 $197,513.71 $0.00 $0.00 $44,079,000.00
M-1 $18,222,000.00 $18,222,000.00 $0.00 $82,238.16 $0.00 $82,238.16 $0.00 $0.00 $18,222,000.00
M-2 $17,181,000.00 $17,181,000.00 $0.00 $77,678.40 $0.00 $77,678.40 $0.00 $0.00 $17,181,000.00
M-3 $10,152,000.00 $10,152,000.00 $0.00 $45,980.81 $0.00 $45,980.81 $0.00 $0.00 $10,152,000.00
M-4 $8,850,000.00 $8,850,000.00 $0.00 $40,440.20 $0.00 $40,440.20 $0.00 $0.00 $8,850,000.00
M-5 $8,850,000.00 $8,850,000.00 $0.00 $40,511.49 $0.00 $40,511.49 $0.00 $0.00 $8,850,000.00
M-6 $8,069,000.00 $8,069,000.00 $0.00 $37,521.41 $0.00 $37,521.41 $0.00 $0.00 $8,069,000.00
B-1 $9,631,000.00 $9,631,000.00 $0.00 $48,155.00 $0.00 $48,155.00 $0.00 $0.00 $9,631,000.00
B-2 $8,069,000.00 $8,069,000.00 $0.00 $40,345.00 $0.00 $40,345.00 $0.00 $0.00 $8,069,000.00
B-3 $5,206,000.00 $5,206,000.00 $0.00 $26,030.00 $0.00 $26,030.00 $0.00 $0.00 $5,206,000.00
B-4 $3,644,000.00 $3,644,000.00 $0.00 $18,220.00 $0.00 $18,220.00 $0.00 $0.00 $3,644,000.00
CE* $10,939,704.25 $10,939,704.25 $0.00 $804,732.88 $0.00 $804,732.88 $0.00 N/A $10,939,704.25
P N/A $0.00 $0.00 $188,914.02 $0.00 $188,914.02 $0.00 N/A $0.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $509,700,000.00 $506,936,504.96 $9,835,648.06 $3,233,832.81 $0.00 $13,069,480.87 $0.00 $0.00 $497,100,856.90
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
AV-1 12498QAA4 $41.60824436 $4.26929091 NA $45.87753527 $0.00000000 $0.00000000 $946.70120142 5.36250%
AV-2 12498QAB2 $0.00000000 $4.36006948 NA $4.36006948 $0.00000000 $0.00000000 $1,000.00000000 5.41250%
AV-3 12498QAC0 $0.00000000 $4.40840283 NA $4.40840283 $0.00000000 $0.00000000 $1,000.00000000 5.47250%
AV-4
12498QAD8
$0.00000000 $4.48090270 NA $4.48090270 $0.00000000 $0.00000000 $1,000.00000000 5.56250%
M-1 12498QAE6 $0.00000000 $4.51312479 NA $4.51312479 $0.00000000 $0.00000000 $1,000.00000000 5.60250%
M-2 12498QAF3 $0.00000000 $4.52118037 NA $4.52118037 $0.00000000 $0.00000000 $1,000.00000000 5.61250%
M-3 12498QAG1 $0.00000000 $4.52923660 NA $4.52923660 $0.00000000 $0.00000000 $1,000.00000000 5.62250%
M-4 12498QAH9 $0.00000000 $4.56951412 NA $4.56951412 $0.00000000 $0.00000000 $1,000.00000000 5.67250%
M-5 12498QAJ5 $0.00000000 $4.57756949 NA $4.57756949 $0.00000000 $0.00000000 $1,000.00000000 5.68250%
M-6 12498QAK2 $0.00000000 $4.65006940 NA $4.65006940 $0.00000000 $0.00000000 $1,000.00000000 5.77250%
B-1 12498QAL0 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-2 12498QAM8
$0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-3 12498QAN6 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-4 12498QAP1 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
CE NA $0.00000000 $73.56075280 NA $73.56075280 $0.00000000 $0.00000000 $1,000.00000000 NA
P NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32250%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
DISTRIBUTION STATEMENT
michael.bengtson@usbank.com
Distribution Date:
July 25, 2006
Pooling and Servicing Agreement Dated May 1, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
AV-1 5.36250% $1,009,204.87 $0.00 $0.00 $0.00 $0.00 $0.00 $1,009,204.87 $0.00
AV-2 5.41250% $247,255.18 $0.00 $0.00 $0.00 $0.00 $0.00 $247,255.18 $0.00
AV-3 5.47250% $329,091.68 $0.00 $0.00 $0.00 $0.00 $0.00 $329,091.68 $0.00
AV-4 5.56250% $197,513.71 $0.00 $0.00 $0.00 $0.00 $0.00 $197,513.71 $0.00
M-1 5.60250% $82,238.16 $0.00 $0.00 $0.00 $0.00 $0.00 $82,238.16 $0.00
M-2 5.61250% $77,678.40 $0.00 $0.00 $0.00 $0.00 $0.00 $77,678.40 $0.00
M-3 5.62250% $45,980.81 $0.00 $0.00 $0.00 $0.00 $0.00 $45,980.81 $0.00
M-4 5.67250% $40,440.20 $0.00 $0.00 $0.00 $0.00 $0.00 $40,440.20 $0.00
M-5 5.68250% $40,511.49 $0.00 $0.00 $0.00 $0.00 $0.00 $40,511.49 $0.00
M-6 5.77250% $37,521.41 $0.00 $0.00 $0.00 $0.00 $0.00 $37,521.41 $0.00
B-1 6.00000% $48,155.00 $0.00 $0.00 $0.00 $0.00 $0.00 $48,155.00 $0.00
B-2 6.00000% $40,345.00 $0.00 $0.00 $0.00 $0.00 $0.00 $40,345.00 $0.00
B-3 6.00000% $26,030.00 $0.00 $0.00 $0.00 $0.00 $0.00 $26,030.00 $0.00
B-4 6.00000% $18,220.00 $0.00 $0.00 $0.00 $0.00 $0.00 $18,220.00 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
DISTRIBUTION STATEMENT
michael.bengtson@usbank.com
Distribution Date:
July 25, 2006
Pooling and Servicing Agreement Dated May 1, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Advances $0.00 Servicer Remittance $13,190,898.15
Net Payments to Trust from Swap Counterparty $0.00
Net Funds from Supplemental Interest $0.00
Supplemental Interest Trust:
$13,190,898.15
Swap Notional Balance $474,724,137.00
Distributions (B):
Deposit: Investment Income $0.00 Trustee Fee $2,373.60
Deposit: Net Counterparty Payment $0.00 Net Payments to Counterparty from Swap Trust $119,043.68
Deposit: Counterparty Termination Payment $0.00 Total Interest distributed $3,233,832.81
Deposit / Withdrawal : Net Trust Payment to Counterparty $119,043.68 Total Principal distributed $9,835,648.06
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00 $13,190,898.15
Withdrawal : to pay interest on certificates $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 (A)-(B): -
Withdrawal : to pay Deferred Amounts $0.00
Withdrawal : to N, remaining amounts $0.00
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
DISTRIBUTION STATEMENT
michael.bengtson@usbank.com
Distribution Date:
July 25, 2006
Pooling and Servicing Agreement Dated May 1, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $804,732.88
A) Rolling 6-Month Delinquency Average 0.354%
B) Ending Collateral Balance $508,040,561.15 1) as additional principal to certificates $0.00
C) 38.28% of prior period Senior Enhancement % 8.199% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Required Basis Risk Reserve Deposit to BRRF $0.00
E) Cumulative Realized Losses/Cut-off Balance 0.000% 4) Remaining Amounts to CE $804,732.88
F) Applicable Cumulative Loss % 100.000%
(B): $804,732.88
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 38.28% of prior Senior Enhancement %(A >= C)
NO (A)-(B) $0.00
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$10,939,704.25
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $10,933,433.79
Overcollateralization Amount (after distributions) $10,939,704.25
Stepdown Date:
Relevant Information:
Senior Enhancement Percentage
21.418310%
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Date when Senior Enhancement % >=41.8%
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
517,876,209.21
9,835,648.06
0.00
508,040,561.15
207,732.20
9,607,676.46
20,239.40
0.00
0.00
9,835,648.06
3,382,117.92
215,781.85
0.00
0.00
0.00
0.00
0.00
3,166,336.07
188,914.02
0.00
13,190,898.15
0.00
215,781.85
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
2,508
2,463
0.9805910000
7.83689%
7.33139%
12.83369%
0.00
0.00
0.00
0.00
6,316,757.22
28
0
0.00
GROUP:
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,385
488,531,930.48
488,714,708.89
64
15,912,311.03
15,928,406.88
14
3,596,319.64
3,603,030.89
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,385
488,531,930.48
488,714,708.89
64
15,912,311.03
15,928,406.88
14
3,596,319.64
3,603,030.89
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
376 24,821,739.50 4.89%
100K to 199.99K
1,008 153,717,007.80 30.26%
200K to 299.99K
649 158,503,438.92 31.20%
300K to 399.99K
275 94,167,903.30 18.54%
400K to 499.99K
104 46,133,506.84 9.08%
500K to 599.99K
30 16,246,955.90 3.20%
600K to 699.99K
13 8,350,214.04 1.64%
700K to 799.99K
7 5,264,196.05 1.04%
800K to 899.99K
1 835,598.80 0.16%
Total
2,463
508,040,561.15
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
Balance
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
4 954,877.43 0.19%
5.50% - 5.99%
25 5,946,769.99 1.17%
6.00% - 6.49%
107 29,679,533.89 5.84%
6.50% - 6.99%
412 103,518,267.05 20.38%
7.00% - 7.49%
355 80,925,354.98 15.93%
7.50% - 7.99%
480 107,048,369.42 21.07%
8.00% - 8.49%
265 51,845,015.34 10.20%
8.50% - 8.99%
291 56,516,160.78 11.12%
9.00% - 9.49%
159 29,003,474.07 5.71%
9.50% - 9.99%
108 16,458,888.97 3.24%
10.00% - 10.49%
53 6,594,374.20 1.30%
10.50% - 10.99%
65 9,152,338.15 1.80%
11.00% - 11.49%
41 3,695,388.50 0.73%
11.50% - 11.99%
70 5,320,444.20 1.05%
12.00% - 12.49%
16 859,174.17 0.17%
12.50% - 12.99%
10 444,468.39 0.09%
13.00% - 13.49%
1 32,971.85 0.01%
14.00% - 14.49%
1 44,689.77 0.01%
Total
2,463
508,040,561.15
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.83%
Count
Balance ($)
%
0.00% - 0.99%
1 344,247.76 0.08%
2.00% - 2.99%
5 1,048,432.82 0.24%
3.00% - 3.99%
20 4,626,362.11 1.06%
4.00% - 4.99%
23 5,953,691.19 1.36%
5.00% - 5.99%
707 176,318,093.66 40.31%
6.00% - 6.99%
697 152,910,529.47 34.96%
7.00% - 7.99%
384 76,145,833.92 17.41%
8.00% - 8.99%
101 18,935,238.61 4.33%
9.00% - 9.99%
8 1,121,195.60 0.26%
Total
1,946
437,403,625.14
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.27%
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
174 36,873,837.68 8.43%
2.00% - 2.99%
4 895,939.89 0.20%
3.00% - 3.99%
1 156,000.00 0.04%
4.00% - 4.99%
1 158,100.00 0.04%
5.00% - 5.99%
25 6,553,877.65 1.50%
6.00% - 6.99%
397 102,852,814.72 23.51%
7.00% - 7.99%
653 152,818,000.35 34.94%
8.00% - 8.99%
435 89,420,326.19 20.44%
9.00% - 9.99%
189 36,051,078.22 8.24%
10.00% - 10.99%
56 9,336,654.95 2.13%
11.00% - 11.99%
11 2,286,995.49 0.52%
Total
1,946
437,403,625.14
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.09%
Count
Balance ($)
%
11.00% - 11.99%
29 7,055,818.11 1.61%
12.00% - 12.99%
349 86,856,327.02 19.86%
13.00% - 13.99%
547 126,735,861.66 28.97%
14.00% - 14.99%
516 117,974,527.69 26.97%
15.00% - 15.99%
313 63,361,173.03 14.49%
16.00% - 16.99%
135 24,716,252.48 5.65%
17.00% - 17.99%
45 8,395,573.22 1.92%
18.00% - 18.99%
12 2,308,091.93 0.53%
Total
1,946
437,403,625.14
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.15%
Count
Balance ($)
%
6
1,697 377,006,878.36 86.19%
12
249 60,396,746.78 13.81%
Total
1,946
437,403,625.14
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,697 377,006,878.36 86.19%
12
249 60,396,746.78 13.81%
Total
1,946
437,403,625.14
100.00%
Frequency of Payment Adjustments
Months
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
1 Month LIBOR
21 4,403,997.20 1.01%
6 Month LIBOR
1,925 432,999,627.94 98.99%
Total
1,946
437,403,625.14
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
65 15,376,635.36 3.03%
3 Units
20 6,167,801.46 1.21%
4 Units
29 7,729,405.09 1.52%
Condominium
187 32,656,816.67 6.43%
High Rise Condo
7 1,021,598.57 0.20%
Low Rise Condo
4 700,699.52 0.14%
Manufactured Housing
3 240,394.51 0.05%
Planned Unit Development
346 77,901,502.80 15.33%
Single Family
1,784 362,837,643.93 71.42%
Townhouse
18 3,408,063.24 0.67%
Total
2,463
508,040,561.15
100.00%
Property Type
Type
Count
Balance ($)
%
2001
1 84,962.19 0.02%
2003
2 322,414.18 0.06%
2004
1 67,231.24 0.01%
2005
377 85,085,978.88 16.75%
2006
2,082 422,479,974.66 83.16%
Total
2,463
508,040,561.15
100.00%
Year of First Payment Date
Year
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 9.99%
1 45,807.62 0.01%
10.00% - 14.99%
2 77,747.96 0.02%
100.0% - 105.0%
42 7,557,006.85 1.49%
115.0% - 120.0%
1 35,124.91 0.01%
15.00% - 19.99%
14 754,472.43 0.15%
20.00% - 24.99%
168 10,471,020.09 2.06%
25.00% - 29.99%
24 2,633,901.92 0.52%
30.00% - 34.99%
10 1,205,715.91 0.24%
35.00% - 39.99%
9 1,567,568.53 0.31%
40.00% - 44.99%
13 1,945,043.46 0.38%
45.00% - 49.99%
24 3,927,920.39 0.77%
50.00% - 54.99%
51 8,798,100.71 1.73%
55.00% - 59.99%
50 10,270,407.36 2.02%
60.00% - 64.99%
94 20,813,548.23 4.10%
65.00% - 69.99%
95 18,465,658.10 3.63%
70.00% - 74.99%
138 28,138,504.99 5.54%
75.00% - 79.99%
309 70,013,830.43 13.78%
80.00% - 84.99%
740 174,824,811.99 34.41%
85.00% - 89.99%
218 49,696,318.64 9.78%
90.00% - 94.99%
332 68,694,816.42 13.52%
95.00% - 99.99%
128 28,103,234.21 5.53%
Total
2,463 508,040,561.15 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Count
Balance ($)
%
97 - 120
1 24,324.43 0.00%
145 - 168
3 398,209.96 0.08%
169 - 192
19 1,354,860.88 0.27%
217 - 240
9 1,269,131.19 0.25%
241 - 264
1 35,124.91 0.01%
265 - 288
2 111,278.66 0.02%
289 - 312
1 84,962.19 0.02%
313 - 336
1 50,438.55 0.01%
337 - 360
1,644 317,306,903.44 62.46%
457 - 480
542 130,182,070.99 25.62%
481 +
240 57,223,255.95 11.26%
Total
2,463
508,040,561.15
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 404
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 24,324.43 0.00%
145 - 168
3 398,209.96 0.08%
169 - 192
167 11,869,980.91 2.34%
217 - 240
9 1,269,131.19 0.25%
241 - 264
1 35,124.91 0.01%
265 - 288
2 111,278.66 0.02%
289 - 312
1 84,962.19 0.02%
313 - 336
1 50,438.55 0.01%
337 - 360
2,267 492,156,668.86 96.87%
457 - 480
11 2,040,441.49 0.40%
Total
2,463
508,040,561.15
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 350
Count
Balance ($)
%
97 - 120
1 24,324.43 0.00%
169 - 192
22 1,753,070.84 0.35%
217 - 240
9 1,269,131.19 0.25%
265 - 288
2 110,664.06 0.02%
289 - 312
1 35,739.51 0.01%
337 - 360
1,645 317,357,341.99 62.47%
361 - 384
1 84,962.19 0.02%
457 - 480
542 130,182,070.99 25.62%
481 +
240 57,223,255.95 11.26%
Total
2,463
508,040,561.15
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 410
Count
Balance ($)
%
97 - 120
1 24,324.43 0.00%
169 - 192
170 12,268,190.87 2.41%
217 - 240
9 1,269,131.19 0.25%
265 - 288
2 110,664.06 0.02%
289 - 312
1 35,739.51 0.01%
337 - 360
2,268 492,207,107.41 96.88%
361 - 384
1 84,962.19 0.02%
457 - 480
11 2,040,441.49 0.40%
Total
2,463
508,040,561.15
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 356
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
10 1,152,002.28 0.23%
ALASKA
2 369,191.39 0.07%
ARIZONA
232 40,101,726.67 7.89%
ARKANSAS
7 1,050,642.54 0.21%
CALIFORNIA
674 188,905,318.70 37.18%
COLORADO
85 13,802,091.57 2.72%
CONNECTICUT
12 2,197,813.11 0.43%
DELAWARE
2 438,291.93 0.09%
DISTRICT OF COLUMBIA
1 233,883.95 0.05%
FLORIDA
442 85,450,261.82 16.82%
GEORGIA
27 4,119,319.00 0.81%
HAWAII
4 1,244,511.12 0.24%
IDAHO
17 2,852,885.26 0.56%
ILLINOIS
103 21,110,292.51 4.16%
INDIANA
21 2,341,923.01 0.46%
IOWA
4 453,553.92 0.09%
KANSAS
9 1,362,843.88 0.27%
KENTUCKY
19 2,077,130.56 0.41%
LOUISIANA
23 2,487,735.01 0.49%
MAINE
5 776,690.96 0.15%
MARYLAND
56 11,754,942.85 2.31%
MASSACHUSETTS
21 4,710,778.81 0.93%
MICHIGAN
49 7,285,930.62 1.43%
MINNESOTA
31 5,447,520.73 1.07%
MISSISSIPPI
15 1,413,114.15 0.28%
MISSOURI
48 6,811,589.28 1.34%
NEBRASKA
7 807,913.11 0.16%
NEVADA
85 18,536,438.70 3.65%
NEW HAMPSHIRE
6 1,286,272.63 0.25%
NEW JERSEY
28 5,763,490.80 1.13%
NEW MEXICO
2 389,360.87 0.08%
NEW YORK
38 10,040,537.33 1.98%
NORTH CAROLINA
24 4,190,485.05 0.82%
OHIO
25 3,152,711.64 0.62%
OKLAHOMA
15 1,679,636.77 0.33%
OREGON
33 6,307,423.78 1.24%
PENNSYLVANIA
37 6,560,015.17 1.29%
RHODE ISLAND
5 1,299,311.78 0.26%
SOUTH CAROLINA
2 288,747.82 0.06%
TENNESSEE
20 2,080,175.25 0.41%
TEXAS
56 7,250,317.39 1.43%
UTAH
27 4,214,028.91 0.83%
VIRGINIA
54 9,982,401.46 1.96%
WASHINGTON
59 11,404,868.58 2.24%
WEST VIRGINIA
2 252,698.38 0.05%
WISCONSIN
13 1,630,890.18 0.32%
WYOMING
6 970,849.92 0.19%
Total
2,463
508,040,561.15
100.00%
Geographic Distribution by State
State
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
ARIZONA
ILLINOIS
NEVADA
COLORADO
MARYLAND
WASHINGTON
NEW YORK
VIRGINIA
MICHIGAN
TEXAS
MISSOURI
PENNSYLVANIA
OREGON
NEW JERSEY
MINNESOTA
MASSACHUSETTS
UTAH
NORTH CAROLINA
GEORGIA
OHIO
IDAHO
LOUISIANA
INDIANA
CONNECTICUT
TENNESSEE
KENTUCKY
OKLAHOMA
WISCONSIN
MISSISSIPPI
KANSAS
RHODE ISLAND
NEW HAMPSHIRE
HAWAII
ALABAMA
ARKANSAS
WYOMING
NEBRASKA
MAINE
IOWA
DELAWARE
NEW MEXICO
ALASKA
SOUTH CAROLINA
WEST VIRGINIA
DISTRICT OF
COLUMBIA
%
Collateral Balance Distribution by State
GROUP 1
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,385
488,531,930.48
96.16%
488,714,708.89
64
15,912,311.03
3.13%
15,928,406.88
14
3,596,319.64
0.71%
3,603,030.89
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,463
508,040,561.15
508,246,146.66
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,385
488,531,930.48
96.16%
488,714,708.89
64
15,912,311.03
3.13%
15,928,406.88
14
3,596,319.64
0.71%
3,603,030.89
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,463
508,040,561.15
100.00%
508,246,146.66
Current
30 - 59
days
60 - 89
days
Current 96.2%
30 - 59 days 3.1%
60 - 89 days 0.7%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
64 15,912,311.03 81.57% 14 3,596,319.64 18.43% 0 0.00 0.00% 0 0.00 0.00%
78
19,508,630.67
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
64
15,912,311.03
81.57%
14
3,596,319.64
18.43%
0
0.00
0.00%
0
0.00
0.00%
78
19,508,630.67
100.00%
81.57
18.43
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
June 2006
July 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
33 8,087,095.70 64 15,912,311.03
60 - 89 days
0 0.00 14 3,596,319.64
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
6/
1/
20
06
7/
1/
20
06
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
7/
1/
20
06
Balance ($)
60 - 89 days
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
20.17%
9,627,915.86
20.17%
9,627,915.86
Life CPR
Percentage
Amount ($)
13.25% 13.25%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
06
7/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
06
7/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
06
7/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
06
7/
1/
20
06
Group 1
Total
Amount ($)
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
45 9,636,147.00 9,607,676.46 0.00 517,876,209.21
1.86%
98.14%
1
Prepayment 1.86%
Liquidation 0.00%
Beginning Balance 98.14%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15557325 549,400.00 549,400.00 549,400.00 0.00 0.00 0.00 Voluntary PIF 06/02/2006 0.00 6.850% 15,053.56
15575004 250,000.00 247,454.47 247,192.86 0.00 0.00 0.00 Voluntary PIF 06/02/2006 261.61 6.000% 5,931.44
15581325 225,000.00 224,431.05 224,349.91 0.00 0.00 0.00 Voluntary PIF 06/02/2006 81.14 7.350% 6,597.60
15583032 180,000.00 180,000.00 180,000.00 0.00 0.00 0.00 Voluntary PIF 06/26/2006 0.00 6.500% 4,680.00
15622285 236,000.00 235,586.35 235,515.79 0.00 0.00 0.00 Voluntary PIF 06/02/2006 70.56 7.990% 2,090.58
15639529 180,000.00 179,619.93 179,555.48 0.00 0.00 0.00 Voluntary PIF 06/06/2006 64.45 7.350% 0.00
15643992 189,125.00 188,073.31 187,919.42 0.00 0.00 0.00 Voluntary PIF 06/14/2006 153.89 7.250% 3,767.56
15644065 238,500.00 237,475.20 237,324.60 0.00 0.00 0.00 Voluntary PIF 06/27/2006 150.60 8.540% 0.00
15645088 242,000.00 242,000.00 242,000.00 0.00 0.00 0.00 Voluntary PIF 06/02/2006 0.00 6.890% 0.00
15645187 183,160.00 182,365.74 182,249.15 0.00 0.00 0.00 Voluntary PIF 06/08/2006 116.59 8.500% 0.00
15645484 150,000.00 149,097.97 148,966.18 0.00 0.00 0.00 Voluntary PIF 06/20/2006 131.79 6.850% 4,083.60
15645542 193,500.00 193,043.56 192,976.71 0.00 0.00 0.00 Voluntary PIF 06/20/2006 66.85 7.500% 5,792.85
15645633 436,500.00 435,678.20 435,538.12 0.00 0.00 0.00 Voluntary PIF 06/02/2006 140.08 7.740% 13,492.97
15645666 306,900.00 305,790.08 305,628.36 0.00 0.00 0.00 Voluntary PIF 06/29/2006 161.72 5.950% 7,271.19
15653835 161,000.00 160,999.52 160,999.52 0.00 0.00 0.00 Voluntary PIF 06/02/2006 0.00 7.500% 4,829.98
15655814 288,000.00 286,674.29 286,479.69 0.00 0.00 0.00 Voluntary PIF 06/12/2006 194.60 8.200% 9,407.84
15656291 142,500.00 141,850.61 141,755.27 0.00 0.00 0.00 Voluntary PIF 06/29/2006 95.34 8.250% 4,675.71
15656473 202,500.00 202,500.00 202,500.00 0.00 0.00 0.00 Voluntary PIF 06/14/2006 0.00 8.550% 0.00
15656580 270,750.00 269,288.22 269,074.21 0.00 0.00 0.00 Voluntary PIF 06/05/2006 214.01 7.400% 7,967.98
15656671 255,000.00 253,891.55 253,702.64 0.00 0.00 0.00 Voluntary PIF 06/29/2006 188.91 7.700% 0.00
15656762 164,700.00 164,065.32 163,956.97 0.00 0.00 0.00 Voluntary PIF 06/02/2006 108.35 8.300% 5,446.16
15656812 202,000.00 201,434.91 201,338.00 0.00 0.00 0.00 Voluntary PIF 06/08/2006 96.91 9.850% 0.00
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15657299 102,850.00 102,495.76 102,435.19 0.00 0.00 0.00 Voluntary PIF 06/02/2006 60.57 8.850% 3,627.87
15659055 170,000.00 169,358.08 169,248.46 0.00 0.00 0.00 Voluntary PIF 06/12/2006 109.62 8.400% 0.00
15659428 220,500.00 219,789.80 219,668.25 0.00 0.00 0.00 Voluntary PIF 06/06/2006 121.55 9.175% 0.00
15659840 172,000.00 171,125.60 170,976.78 0.00 0.00 0.00 Voluntary PIF 06/26/2006 148.82 6.900% 4,717.03
15660020 174,000.00 173,725.73 173,638.98 0.00 0.00 0.00 Voluntary PIF 06/30/2006 56.46 11.650% 8,092.42
15661150 286,990.00 286,135.80 285,961.24 0.00 0.00 0.00 Voluntary PIF 06/19/2006 174.56 8.655% 9,906.12
15661945 234,000.00 233,528.75 233,415.74 0.00 0.00 0.00 Voluntary PIF 06/02/2006 113.01 9.750% 9,109.42
15662349 170,000.00 169,626.43 169,571.67 0.00 0.00 0.00 Voluntary PIF 06/30/2006 54.76 7.750% 5,255.52
15662380 207,000.00 206,633.46 206,579.60 0.00 0.00 0.00 Voluntary PIF 06/29/2006 53.86 8.500% 0.00
15662414 263,000.00 262,999.70 262,999.70 0.00 0.00 0.00 Voluntary PIF 06/12/2006 0.00 8.040% 0.00
15662489 319,500.00 318,476.27 318,301.04 0.00 0.00 0.00 Voluntary PIF 06/12/2006 175.23 9.200% 0.00
15662711 275,000.00 274,990.00 274,990.00 0.00 0.00 0.00 Voluntary PIF 06/12/2006 0.00 6.790% 7,468.66
15662794 175,000.00 174,465.84 174,356.89 0.00 0.00 0.00 Voluntary PIF 06/30/2006 108.95 8.540% 0.00
15662851 360,000.00 359,325.32 359,187.98 0.00 0.00 0.00 Voluntary PIF 06/26/2006 137.34 7.100% 10,209.71
15662935 142,000.00 141,717.78 141,669.70 0.00 0.00 0.00 Voluntary PIF 06/09/2006 48.08 7.550% 4,279.54
15668148 39,096.00 39,053.79 39,039.46 0.00 0.00 0.00 Voluntary PIF 06/20/2006 14.33 10.999% 0.00
15669864 185,356.00 185,050.87 185,006.62 0.00 0.00 0.00 Voluntary PIF 06/09/2006 44.25 8.800% 6,514.95
15757115 161,500.00 161,240.19 161,152.27 0.00 0.00 0.00 Voluntary PIF 06/26/2006 87.92 9.125% 8,070.70
15762263 143,920.00 143,920.00 143,920.00 0.00 0.00 0.00 Voluntary PIF 06/27/2006 0.00 7.250% 0.00
15762511 176,000.00 176,000.00 176,000.00 0.00 0.00 0.00 Voluntary PIF 06/27/2006 0.00 7.500% 5,280.00
15762636 150,500.00 150,362.04 150,326.91 0.00 0.00 0.00 Voluntary PIF 06/06/2006 35.13 8.800% 5,293.06
15762743 144,500.00 144,166.32 144,097.93 0.00 0.00 0.00 Voluntary PIF 06/02/2006 68.39 9.875% 0.00
15768765 116,900.00 116,748.07 116,709.17 0.00 0.00 0.00 Voluntary PIF 06/08/2006 38.90 11.490% 0.00
Total:
45
9,636,147.00
9,611,655.88
3,949.13
9,607,676.46
0.00
0.00
0.00
188,914.02
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
07/20/2006 1:51 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL BREACHES LOAN DETAIL REPORT
07/20/2006 1:51 pm